Restatement - Consolidated Statements of Profits and Losses and Other Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Retail and wholesale revenues			$ 1,193,673	$ 586,219
Management fee income			2,317	40,418
Total revenues			1,195,990	626,637
Cost of goods sold			617,582	311,148
Gross profit before impact of biological assets			578,408	315,489
Realized fair value amounts included in inventory sold			(365,642)	(149,586)
Unrealized fair value gain on growth of biological assets			465,180	224,610
Gross profit			677,946	390,513
Operating expenses:
Selling, general and administrative	$ 100,257	$ 68,289	370,106	227,274
Share-based compensation			45,632	30,879
Depreciation and amortization			96,217	59,923
Total operating expenses			511,955	318,076
Income from operations			165,991	72,437
Other income (expense):
Interest income			629	6,484
Interest expense			(53,549)	(47,903)
Interest expense related to lease liabilities			(36,713)	(21,099)
Gain (loss) on investment			(2,974)	37,560
Loss on impairment of goodwill and other intangible assets			(14,573)	(23,659)
Other income (expense)			(3,658)	6,976
Total other expense			(110,838)	(41,641)
Income before provision for income taxes			55,153	30,796
Income tax expense			(173,926)	(87,550)
Net Loss			(118,773)	(56,754)
Less: Net income (loss) attributable to non-controlling interest			(7,399)	407
Net loss attributable to Curaleaf Holdings, Inc.			$ (111,374)	$ (57,161)
Loss per share - Basic (Dollar per share)			$ (0.16)	$ (0.10)
Loss per share - Diluted (Dollar per share)			$ (0.16)	$ (0.10)
Weighted average common shares outstanding - basic			698,759,274	557,192,899
Weighted average common shares outstanding - diluted			698,759,274	557,192,899
Previously Reported
Revenues:
Retail and wholesale revenues			$ 1,207,344	$ 586,219
Management fee income			2,317	40,418
Total revenues			1,209,661	626,637
Cost of goods sold			621,610	311,148
Gross profit before impact of biological assets			588,051	315,489
Realized fair value amounts included in inventory sold			(365,642)	(149,586)
Unrealized fair value gain on growth of biological assets			465,180	224,610
Gross profit			687,589	390,513
Operating expenses:
Selling, general and administrative			370,106	227,274
Share-based compensation			45,632	30,879
Depreciation and amortization			96,217	68,676
Total operating expenses			511,955	326,829
Income from operations			175,634	63,684
Other income (expense):
Interest income			629	6,484
Interest expense			(53,549)	(47,903)
Interest expense related to lease liabilities			(36,713)	(21,099)
Gain (loss) on investment			(2,974)	37,560
Loss on impairment of goodwill and other intangible assets			(14,573)	(23,659)
Other income (expense)			(3,658)	6,976
Total other expense			(110,838)	(41,641)
Income before provision for income taxes			64,796	22,043
Income tax expense			(173,926)	(83,371)
Net Loss			(109,130)	(61,328)
Less: Net income (loss) attributable to non-controlling interest			(7,399)	407
Net loss attributable to Curaleaf Holdings, Inc.			$ (101,731)	$ (61,735)
Loss per share - Basic (Dollar per share)			$ (0.15)	$ (0.11)
Loss per share - Diluted (Dollar per share)			$ (0.15)	$ (0.11)
Weighted average common shares outstanding - basic			698,759,274	557,192,899
Weighted average common shares outstanding - diluted			698,759,274	557,192,899
Adjustment
Revenues:
Retail and wholesale revenues			$ (13,671)
Total revenues			(13,671)
Cost of goods sold			(4,028)
Gross profit before impact of biological assets			(9,643)
Gross profit			(9,643)
Operating expenses:
Depreciation and amortization				$ (8,753)
Total operating expenses				(8,753)
Income from operations			(9,643)	8,753
Other income (expense):
Income before provision for income taxes			(9,643)	8,753
Income tax expense				(4,179)
Net Loss			(9,643)	4,574
Net loss attributable to Curaleaf Holdings, Inc.			$ (9,643)	$ 4,574
Loss per share - Basic (Dollar per share)			$ (0.01)	$ 0.01
Loss per share - Diluted (Dollar per share)			$ (0.01)	$ 0.01